INVESTMENTS IN AFFILIATES - Carrying Amount (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 13, 2012
Equity method investments:
Equity in net assets of non-consolidated investees	$ 335,372	$ 350,918	$ 367,656
Golar LNG Partners
Equity method investments:
Equity in net assets of non-consolidated investees	328,853	344,858		362,799	[1]
Egyptian Company for Gas Services S.A.E
Equity method investments:
Equity in net assets of non-consolidated investees	5,942	5,782
Golar Wilhelmsen Management AS
Equity method investments:
Equity in net assets of non-consolidated investees	$ 577	$ 278

[1]	Subordinated unitsAs of December 13, 2012, we held 15.9 million units representing 100% of the subordinated units. Our holding in the subordinated units of Golar Partners have been accounted for under the equity method on the basis that the subordinated units are considered to be, in-substance, common stock for accounting purposes. The fair value on December 13, 2012, was determined based on the quoted market price of the listed common units as of the deconsolidation date but discounted principally for their non-tradability and subordinated dividend and liquidation rights during the subordination period. The subordination period will end on the satisfaction of various tests as prescribed in the Partnership Agreement, but will not end before March 31, 2016, except with our removal as the general partner. Upon the expiration of the subordination period, the subordinated units will convert into common units subject to passing certain conditions.